SCHEDULE OF PROVISION FOR INCOME TAX DIFFERS FROM THE AMOUNT COMPUTED AT FEDERAL STATUTORY (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory federal income tax rate				21.00%		21.00%
Statutory federal income tax rate, amount				$ (3,170)
State tax provision				(0.30%)	[1]	1.10%
State and local income tax, net of federal income tax effect, amount	[1]			$ 51
Convertible debt				(5.00%)		(9.30%)
Convertible debt, amount				$ 754
Warrants				(2.90%)		(5.60%)
Warrants, amount				$ 434
Transaction costs				(1.60%)
Transaction costs, amount				$ 235
Research credits				0.60%		1.50%
Research credits, amount				$ (89)
Change in unrecognized tax benefits				0.00%
Change in unrecognized tax benefits, amount				$ 2
Change in valuation allowance				(12.30%)		(8.60%)
Change in valuation allowance, amount				$ 1,862
Foreign tax effects
Foreign tax effects, amount
Effect of changes in tax laws or rates enacted in the current period
Effect of changes in tax laws or rates enacted in the current period, amount
Effect of cross-border tax laws
Effect of cross-border tax laws, amount
Federal NOL RTP				1.90%
Federal NOL RTP, amount				$ (293)
Deferred true-ups				(1.90%)
Deferred true-ups, amount				$ 292
Other				0.40%		(0.40%)
Other, amount				$ (57)
Total provision for income taxes				(0.10%)		(0.30%)
Total income tax expense (benefit)				$ 21		$ 22

[1]	State taxes in Texas made up the majority (greater than 50%) of the tax effect in this category.